Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Income Before Income Taxes

INCOME BEFORE INCOME TAXES	2014	2013	2012
U.S.	$59.5	$169.4	$171.2
Non-U.S.	607.5	564.6	497.4

Total	$667.0	$734.0	$668.6

Schedule of Provision for Income Taxes

PROVISION FOR INCOME TAXES	2014	2013	2012
Current
U.S. federal	$32.2	$42.7	$62.8
Non-U.S.	166.2	164.7	146.2
U.S. state and local	0.4	1.6	5.8
Deferred
U.S. federal	(3.2)	11.7	0.2
Non-U.S.	2.9	22.2	(29.6)
U.S. state and local	(0.5)	1.2	(2.4)

Total income tax expense (benefit)	$198.0	$244.1	$183.0

Schedule of Effective Income Tax Rate
EFFECTIVE INCOME TAX RATE	2014	2013	2012
U.S. federal income tax rate	35.0%	35.0%	35.0%
Foreign tax rate variances	(8.5)	(8.2)	(7.6)
Tax credits	(4.9)	(4.5)	(3.2)
Change in Valuation Allowances	0.6	5.3	(1.1)
Current year losses with no benefit	5.9	4.0	3.2
Net operating loss carry-forwards	(0.0)	(0.1)	(0.2)
Changes in tax reserves	(0.1)	1.1	(0.0)
Cost of double taxation	2.1	0.6	0.9
Earnings of equity investments	(0.4)	(0.4)	(0.4)
Withholding taxes	0.6	1.0	1.6
State taxes, net of federal benefit	0.0	0.2	0.3
Statutory Investment Allowances	0.0	0.0	(2.3)
Antitrust Settlement	0.0	0.0	0.9
Other, net	(0.6)	(0.8)	0.3

Effective income tax rate	29.7%	33.2%	27.4%

Schedule of Tabular Presentation of Tax Benefits Unrecognized

TABULAR PRESENTATION OF TAX BENEFITS UNRECOGNIZED	2014	2013	2012
Unrecognized tax benefits at beginning of year	$22.7	$14.7	$14.0
Gross amounts of increases and decreases:
Increases as a result of tax positions taken during a prior period	0.6	7.2	1.3
Decreases as a result of tax positions taken during a prior period	(0.0)	(0.3)	(0.3)
Increases as a result of tax positions taken during the current period	3.1	2.9	0.6
Decreases as a result of tax positions taken during the current period	0.0	0.0	0.0
Decreases relating to settlements with taxing authorities	(2.4)	(0.8)	(0.3)
Decreases resulting from the lapse of the applicable statute of limitations	(1.2)	(0.6)	(1.3)
Translation Difference	(1.3)	(0.4)	0.7

Total unrecognized tax benefits at end of year	$21.5	$22.7	$14.7

Schedule of Deferred Taxes

DEFERRED TAXES DECEMBER 31	2014	2013	2012
Assets
Provisions	$90.6	$97.2	$105.9
Costs capitalized for tax	12.0	18.5	11.5
Property, plant and equipment	18.9	20.9	26.1
Retirement Plans	73.6	49.9	99.7
Tax receivables, principally NOL’s	166.2	136.6	104.9
Deferred tax assets before allowances	$361.3	$323.1	$348.1
Valuation allowances	(150.1)	(115.5)	(44.8)

Total	$211.2	$207.6	$303.3

Liabilities
Acquired intangibles	$(22.0)	$(25.3)	$(29.2)
Statutory tax allowances	(0.7)	(1.3)	(1.5)
Insurance deposit	(5.0)	(6.4)	(7.5)
Distribution taxes	(34.0)	(38.1)	(43.0)
Other	(2.6)	(3.0)	(2.5)

Total	$(64.3)	$(74.1)	$(83.7)

Net deferred tax asset	$146.9	$133.5	$219.6

Schedule of Valuation Allowances Against Deferred Tax Assets
VALUATION ALLOWANCES AGAINST DEFERRED TAX ASSETS DECEMBER 31	2014	2013	2012
Allowances at beginning of year	$115.5	$44.8	$41.7
Benefits reserved current year	55.2	76.1	15.7
Benefits recognized current year	(0.7)	(1.8)	(11.7)
Write-offs and other changes	(3.0)	(0.0)	(0.0)
Translation difference	(16.9)	(3.6)	(0.9)

Allowances at end of year	$150.1	$115.5	$44.8